Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 6 — Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, holders of the Founder Shares, Placement Units (including securities contained therein) and Units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of Units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

Underwriting Agreement

The Company paid an underwriting discount of $0.20 per Unit, or $4,025,000 in the aggregate, simultaneously with the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of (i) $0.35 per Unit of the gross proceeds of the initial 20,125,000 Units sold in the Initial Public Offering, or $7,043,750. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 1, 2022, RBC Capital Markets, LLC (“RBCCM”) delivered to the Company notice of termination of its role as a financial advisor and capital markets advisor to the Company (the “RBCCM Termination”), effective as of June 8, 2022, and waived any fees and compensation in connection with such roles. RBCCM also contemporaneously waived its entitlement to the payment of any deferred compensation (in an aggregate amount of $4,021,875) in connection with its role as underwriter in the Initial Public Offering.

FOXO Transaction Agreement

On February 24, 2022, the Company entered into a definitive Agreement and Plan of Merger, dated as of February 24, 2022, as amended on April 26, 2022, July 6, 2022 and August 12, 2022 (the “FOXO Transaction Agreement”), with FOXO Technologies Inc., a Delaware corporation (“FOXO”), DWIN Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and the Sponsor, in its capacity as the representative of the stockholders of the Company (other than FOXO’s security holders) (the “Purchaser Representative”) from and after the closing (the “Closing”) of the transactions contemplated by the FOXO Transaction Agreement (collectively, the “Transaction” or the “FOXO Business Combination”). Pursuant to the FOXO Transaction Agreement, subject to the terms and conditions set forth therein, Merger Sub will merge with and into FOXO, with FOXO surviving the merger as a wholly-owned subsidiary of the Company (the “Combined Company”), and with FOXO security holders becoming security holders of the Combined Company.

On April 8, 2022, the Company filed a joint proxy statement/consent solicitation statement/prospectus on Form S-4 (File No. 333-264216) relating to the issuance of securities and solicitation of votes pursuant to the FOXO Transaction Agreement (the “FOXO Registration Statement”), and on May 13, 2022, the Company filed an amendment to the FOXO Registration Statement.

On April 26, 2022, the Company entered into an amendment (the “First FOXO Amendment”) to the FOXO Transaction Agreement. The First FOXO Amendment amended the definition of “2022 Bridge Financing End Date” in the FOXO Transaction Agreement, to provide an extension to the end date of the 2022 Bridge Financing by extending the end date to the “Outside Date,” as defined in the FOXO Transaction Agreement. The “Outside Date” is defined in the Section 7.1(a) of the FOXO Transaction Agreement and is originally established as the five (5) month anniversary of the date of the FOXO Transaction Agreement, or July 24, 2022, subject to extensions under the terms and conditions set forth in the FOXO Transaction Agreement.

Voting and Support Agreements

Simultaneously with the execution and delivery of the FOXO Transaction Agreement, the Company and FOXO entered into the Voting and Support Agreements (collectively, the “Voting Agreements”) with certain stockholders of FOXO required to approve the Transaction and other FOXO securityholders. Under the Voting Agreements, each FOXO securityholder party thereto agreed to vote all of such stockholder’s shares of FOXO in favor of the FOXO Transaction Agreement and the Transaction and the other matters to be submitted to the FOXO securityholder for approval in connection with the Transaction and each FOXO securityholder party thereto has agreed to take (or not take, as applicable) certain other actions in support of the FOXO Transaction Agreement and the Transaction, in each case in the manner and subject to the conditions set forth in the Voting Agreements, and, in the case of the FOXO securityholder, to provide a proxy to the Company to vote such FOXO shares accordingly (subject to the condition that the FOXO Registration Statement has been declared effective by the SEC, provided that the covenants not to take certain actions to delay, impair or impede the Transaction as set forth in the Voting Agreements shall take effect from the date such agreements are executed). The Voting Agreements prevent transfers of the FOXO shares held by the FOXO securityholder party thereto between the date of the Voting Agreement and the date of Closing, except for certain permitted transfers where the recipient also agrees to comply with the Voting Agreement.

Lock-Up Agreements

Simultaneously with the execution and delivery of the FOXO Transaction Agreement, certain stockholders of FOXO entered into Lock-Up Agreements with the Company (the “Lock-Up Agreements”). Pursuant to the Lock-Up Agreements, each FOXO securityholder party thereto agreed not to, during the period commencing from the Closing and ending upon the earlier to occur of the one (1) year anniversary of the Closing or, if the lock-up period applicable to the Company’s Founder Shares is amended in accordance with the Insider Letter Amendment Proposal (as defined in the FOXO Transaction Agreement), upon approval thereof by the Company’s stockholders, 180 days after the Closing (subject to early release if the Company consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party): (i) lend, offer, pledge, hypothecate, encumber, donate, assign, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any Company restricted securities, (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of such Company restricted securities, or (iii) publicly disclose the intention to do any of the foregoing, whether any such transaction described in clauses (i) or (ii) above is to be settled by delivery of the Company’s restricted securities or other securities, in cash or otherwise (in each case, subject to certain limited permitted transfers where the recipient takes the shares subject to the restrictions in the Lock-Up Agreement). Additionally, prior to the Closing, the existing lock-up agreements between FOXO and holders of FOXO’s 2021 Bridge Debentures (as defined in the FOXO Transaction Agreement) (which, at the Closing, shall automatically convert into shares of FOXO Class A common stock exchangeable for the Company’s shares in connection with the FOXO Business Combination), which lock-up agreements restrict transfers within a six month period after the Closing, shall be amended to join the Company and Purchaser Representative as parties thereto.

Non-Competition Agreements

Simultaneously with the execution and delivery of the FOXO Transaction Agreement, certain FOXO executive officers entered into Non-Competition Agreements (the “Non-Competition Agreements”) in favor of FOXO and the Company and their respective present and future successors and direct and indirect subsidiaries. Under the Non-Competition Agreements, the FOXO executive officers signatories thereto agreed not to compete with FOXO, the Company and their respective affiliates during the two-year period following the Closing and, during such two-year restricted period and not to solicit employees or customers of such entities. The Non-Competition Agreements also contain customary confidentiality and non-disparagement provisions.

Financing Agreements

Common Stock Purchase Agreement

In connection with the FOXO Transaction Agreement, the Company also entered into a Common Stock Purchase Agreement (the “Common Stock Purchase Agreement”) with CF Principal Investments LLC (“Cantor”), pursuant to which, the Combined Company after the Closing has the right from time to time to sell to Cantor up to $40 million in shares of its Class A common stock, subject to certain limitations and conditions set forth therein.

Backstop Subscription Agreements

In connection with the FOXO Transaction Agreement, the Company also entered into certain subscription agreements with Andrew J. Poole, the Company’s Chairman and Chief Executive Officer, and The Gray Insurance Company, which is an affiliate of certain of the Company’s officers and directors (the “FOXO Backstop Investors”), pursuant to which, in the event that, at the Closing, the Company have cash or cash equivalents of less than $10,000,000, the FOXO Backstop Investors will subscribe for up to 1,000,000 shares of the Class A common stock, subject to certain limitations and conditions set forth therein.

Note 6 — Commitments

Registration Rights

Pursuant to a registration rights agreement entered into on December 10,2020, holders of the Founder Shares, Placement Units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of Working Capital Loans, and any shares of Class A common stock issuable upon the exercise of the Placement Warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of units issued as part of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities.

Underwriting Agreement

The Company paid an underwriting discount of $0.20 per Unit, or $4,025,000 in the aggregate, simultaneously with the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of (i) $0.35 per Unit of the gross proceeds of the initial 20,125,000 Units sold in the Initial Public Offering, or $7,043,750. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.